Non-adjusting events after the financial year end	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Non-adjusting events after the financial year end
56	Non-adjusting events after the financial year end
After the financial year end, there were no non-adjusting events occurred up to the date of issue of these financial statements.